Initial Public Offering (Details) - USD ($)		1 Months Ended	6 Months Ended
	Apr. 13, 2021	Mar. 25, 2021	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Initial public offering shares (in Shares)		35,000,000
Initial public offering per unit (in Dollars per share)		$ 10
Gross proceeds of initial public offering		$ 350,000,000
Incurring offering costs		19,700,000
Deferred underwriting commissions		$ 12,300,000
Description of units per share			Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Purchase of additional units (in Shares)	3,259,457
Gross proceeds amount	$ 32,594,570